Other Operating Expenses - Schedule of Other Operating Expenses Included in Profit or Loss and Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating expenses
Cost of production	$ 7,102	$ 3,761	$ 1,505
Cost of hotel operation	8,510	3,477
Marketing and brand promotional expenses	638	649	1,049
—Premises costs	3,639	4,970	1,672
—Office utilities	7	417	1,167
Total	3,646	5,387	2,839
Traveling and business development expenses	272	223	991
Commissions and bank charges	302	232	167
Office and maintenance expenses	5	274	3
Administrative service fee	4,615	4,597	3,806
Legal and professional related fees	5,644	5,631	9,414
Staff recruitment expenses	1,039	1,272	540
Others
—Depreciation of property, plant and equipment	6,730	1,766	12
—Amortization of intangible assets	115	857	726
—Foreign exchange differences, net	228	225	252
—Other expenses	627	1,000	1,497
Total	7,700	3,848	2,487
Other operating expenses	$ 39,473	$ 29,351	$ 22,801